Schedule of Investments (unaudited) July 31, 2020	iShares® U.S. Consumer Goods ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 2.1%
Adient PLC(a)	20,166	$335,562
Aptiv PLC	61,511	4,782,480
Autoliv Inc.	18,019	1,171,776
BorgWarner Inc.	47,618	1,742,819
Dana Inc.	33,361	381,316
Gentex Corp.	56,247	1,518,107
Goodyear Tire & Rubber Co. (The)	53,150	478,881
Lear Corp.	12,533	1,383,393
Veoneer Inc.(a)(b)	22,838	229,522

		12,023,856

Automobiles — 11.3%
Ford Motor Co.	896,381	5,925,078
General Motors Co.	288,992	7,193,011
Harley-Davidson Inc.(b)	35,065	912,742
Tesla Inc.(a)	33,605	48,080,690
Thor Industries Inc.	12,671	1,444,367

		63,555,888

Beverages — 19.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	2,221	1,799,987
Brown-Forman Corp., Class B, NVS	41,850	2,901,879
Coca-Cola Co. (The)	887,022	41,902,919
Constellation Brands Inc., Class A	38,542	6,868,185
Keurig Dr Pepper Inc.	77,498	2,370,664
Molson Coors Beverage Co., Class B	43,100	1,617,112
Monster Beverage Corp.(a)	85,790	6,732,799
National Beverage Corp.(a)(b)	2,652	170,126
PepsiCo Inc.	318,400	43,830,944

		108,194,615

Commercial Services & Supplies — 0.1%
Herman Miller Inc.	13,498	316,258

Distributors — 1.0%
Genuine Parts Co.	33,104	2,984,325
Pool Corp.	9,157	2,900,022

		5,884,347

Diversified Financial Services — 0.2%
Jefferies Financial Group Inc.	51,662	836,924

Entertainment — 5.4%
Activision Blizzard Inc.	176,809	14,609,728
Electronic Arts Inc.(a)	66,248	9,382,042
Take-Two Interactive Software Inc.(a)	26,147	4,288,631
Zynga Inc., Class A(a)	219,387	2,156,574

		30,436,975

Food & Staples Retailing — 0.3%
Performance Food Group Co.(a)	30,336	850,015
U.S. Foods Holding Corp.(a)	50,437	1,023,871

		1,873,886

Food Products — 14.0%
Archer-Daniels-Midland Co.	127,474	5,459,711
Beyond Meat Inc.(a)	2,426	305,433
Bunge Ltd.	32,682	1,419,706
Campbell Soup Co.	38,848	1,925,695
Conagra Brands Inc.	111,773	4,185,899
Darling Ingredients Inc.(a)	37,628	1,050,950
Flowers Foods Inc.	44,235	1,006,346
General Mills Inc.	139,095	8,800,541

Security	Shares	Value

Food Products (continued)
Hain Celestial Group Inc. (The)(a)	17,967	$610,519
Hershey Co. (The)	33,824	4,918,348
Hormel Foods Corp.	64,312	3,270,908
Ingredion Inc.	15,399	1,332,013
JM Smucker Co. (The)	26,169	2,861,580
Kellogg Co.	57,404	3,960,302
Kraft Heinz Co. (The)	142,995	4,916,168
Lamb Weston Holdings Inc.	33,513	2,013,461
Lancaster Colony Corp.	4,533	718,888
McCormick & Co. Inc./MD, NVS	28,373	5,529,898
Mondelez International Inc., Class A	327,571	18,176,915
Pilgrim’s Pride Corp.(a)	12,135	186,272
Post Holdings Inc.(a)	14,725	1,306,697
Seaboard Corp.	58	156,789
TreeHouse Foods Inc.(a)	12,952	567,557
Tyson Foods Inc., Class A	67,537	4,150,149

		78,830,745

Household Durables — 4.3%
DR Horton Inc.	75,916	5,022,602
Helen of Troy Ltd.(a)	5,783	1,088,650
Leggett & Platt Inc.	30,292	1,214,406
Lennar Corp., Class A	63,019	4,559,425
Lennar Corp., Class B	3,511	189,138
Mohawk Industries Inc.(a)	13,651	1,090,032
Newell Brands Inc.	87,449	1,434,164
NVR Inc.(a)	794	3,120,539
PulteGroup Inc.	57,857	2,522,565
Tempur Sealy International Inc.(a)	9,904	801,729
Toll Brothers Inc.	26,610	1,016,502
Whirlpool Corp.	14,270	2,327,722

		24,387,474

Household Products — 20.5%
Church & Dwight Co. Inc.	56,427	5,435,613
Clorox Co. (The)	28,708	6,789,729
Colgate-Palmolive Co.	196,554	15,173,969
Energizer Holdings Inc.	14,574	730,595
Kimberly-Clark Corp.	78,148	11,881,622
Procter & Gamble Co. (The)	568,104	74,489,796
Reynolds Consumer Products Inc.	11,182	380,859
Spectrum Brands Holdings Inc.	9,358	506,829

		115,389,012

Leisure Products — 1.1%
Brunswick Corp./DE	18,193	1,218,567
Hasbro Inc.	29,246	2,127,939
Mattel Inc.(a)	79,416	882,312
Peloton Interactive Inc., Class A(a)	5,733	391,105
Polaris Inc.	13,201	1,368,020

		5,987,943

Machinery — 1.0%
Stanley Black & Decker Inc.	35,369	5,422,775

Personal Products — 2.2%
Coty Inc., Class A	68,494	254,113
Estee Lauder Companies Inc. (The), Class A	51,578	10,188,718
Herbalife Nutrition Ltd.(a)	21,413	1,097,202
Nu Skin Enterprises Inc., Class A	11,872	532,459

		12,072,492

Textiles, Apparel & Luxury Goods — 8.9%
Capri Holdings Ltd.(a)	34,190	512,166

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Consumer Goods ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Carter’s Inc.	9,982	$785,783
Columbia Sportswear Co.	6,507	493,491
Deckers Outdoor Corp.(a)	6,427	1,344,850
Hanesbrands Inc.	80,120	1,132,096
Levi Strauss & Co., Class A	9,570	116,371
Lululemon Athletica Inc.(a)	26,245	8,545,110
Nike Inc., Class B	284,556	27,775,511
PVH Corp.	16,231	789,800
Ralph Lauren Corp.	10,933	779,523
Skechers U.S.A. Inc., Class A(a)	31,182	913,009
Steven Madden Ltd.	17,688	374,632
Tapestry Inc.	63,362	846,516
Under Armour Inc., Class A(a)	43,016	452,528
Under Armour Inc., Class C, NVS(a)(b)	45,031	427,344
VF Corp.	73,171	4,416,602
Wolverine World Wide Inc.	18,725	450,149

		50,155,481

Tobacco — 8.0%
Altria Group Inc.	426,453	17,548,541
Philip Morris International Inc.	357,326	27,446,210

		44,994,751

Total Common Stocks — 99.7% (Cost: $527,860,953)		560,363,422

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(c)(d)(e)	1,150,253	$1,151,519
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(c)(d)	820,000	820,000

		1,971,519

Total Short-Term Investments — 0.4% (Cost: $1,969,844)		1,971,519

Total Investments in Securities — 100.1% (Cost: $529,830,797)		562,334,941

Other Assets, Less Liabilities — (0.1)%		(543,411)

Net Assets — 100.0%		$561,791,530

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,687,862	$—		$(536,390	)(a)	$100	$(53)	$1,151,519	1,150,253	$9,983	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	572,000	248,000	(a)	—		—	—	820,000	820,000	318		—

						$100	$(53)	$1,971,519		$10,301		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	2	09/18/20	$372	$5,928
S&P Select Sector Consumer Staples E-Mini Index	16	09/18/20	1,006	41,092

				$47,020

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Consumer Goods ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$560,363,422	$—	$—	$560,363,422
Money Market Funds	1,971,519	—	—	1,971,519

	$562,334,941	$—	$—	$562,334,941

Derivative financial instruments(a)
Assets
Futures Contracts	$47,020	$—	$—	$47,020

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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